Financial assets at fair value through profits or loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Financial assets at fair value through profits or loss
As at the beginning of financial period/year	$ 247,826	$ 259,114	$ 259,114
Fair value gain in profit or loss (Note 19)	16,064	$ (2,392)	(11,288)
As at the end of financial period/year	$ 263,890		$ 247,826